Statements of stockholders' equity (deficit) (USD $)	Common Stock Number	Common Stock Amount USD ($)	Additional paid-in capital USD ($)	Accumulated Other Comprehensive Income Loss USD ($)	Deficit Accumulated During the Development Stage USD ($)	Total USD ($)
Balance at Oct. 23, 2002						0
Issued for cash	1,500,000	9,508	0	0	0	9,508
Foreign currency translation		$ 0	$ 0	$ 120	$ 0	$ 120
Net loss for the period		0	0	0	(25,843)	(25,843)
Balance at Dec. 31, 2002	1,500,000	9,508	0	120	(25,843)	(16,215)
Issued for:
Property and equipment	370,409	1	0	0	0	1
Equipment rental	10,769	1	0	0	0	1
Consulting services	46,154	1	0	0	0	1
License	200,000	0	0	0	0	0
Foreign currency translations		0	0	(22,683)	0	(22,683)
Net loss for the year		0	0	0	(248,365)	(248,365)
Balance at Dec. 31, 2003	2,127,332	9,511	0	(22,563)	(274,208)	(287,260)
Issued for:
Common stock cancelled	(600,000)	(3,802)	0	0	0	(3,802)
Issued for
Settlement of debt	159,216	26,560	0	0	0	26,560
Settlement of related party debt	32,000	256,160	0	0	0	256,160
Property and equipment.	96,679	1	0	0	0	1
Consulting services.	312,500	860,000	0	0	0	860,000
Cash.	120,000	39,024	0	0	0	39,024
Held for cancellation	1,000,000	0	0	0	0	0
Foreign currency translation.		0	0	(53,445)	0	(53,445)
Net loss for the year.		0	0	0	(1,349,209)	(1,349,209)
Balance at Dec. 31, 2004	3,247,727	1,187,454	0	(76,008)	(1,623,417)	(511,971)
Issued for.
Settlements of related party debt	1,750,000	610,000	0	0	0	610,000
Cash,	400,000	100,000	0	0	0	100,000
Foreign currency translation,		0	0	(2,358)	0	(2,358)
Net loss for the year,		0	0	0	(372,529)	(372,529)
Balance at Dec. 31, 2005	5,397,727	1,897,454	0	(78,366)	(1,995,946)	(176,858)
Issued for:
Common stock cancelled	(1,000,000)	0	0	0	0	0
Issued for:-
Settlement of debt.	75,000	7,500	0	0	0	7,500
Settlement of related party debt.	1,000,000	100,000	0	0	0	100,000
Foreign currency translation:		0	0	(68)	0	(68)
Net loss for the years		0	0	0	(136,089)	(136,089)
Balance at Dec. 31, 2006	5,472,727	2,004,954	0	(78,434)	(2,132,035)	(205,515)
Issued for:-
Imputed interest		0	9,527	0	0	9,527
Foreign currency translations.		0	0	(24,451)	0	(24,451)
Net loss for the years.		0	0	0	(93,158)	(93,158)
Balance at Dec. 31, 2007	5,472,727	2,004,954	9,527	(102,885)	(2,225,193)	(313,597)
Issued for:-
Issued for cash.	20,000,000	100,000	0	0	0	100,000
Foreign currency translation;		0	0	14,622	0	14,622
Net loss for the period.		0	0	0	(142,774)	(142,774)
Balance at Dec. 31, 2008	25,472,727	2,104,954	9,527	(88,263)	(2,367,967)	(341,749)
Issued for:-
Issued for director's fees	5,000,000	200,000	0	0	0	200,000
Net loss for the year.,		0	0	0	(121,795)	(121,795)
Balance at Dec. 31, 2009	30,472,727	2,304,954	9,527	(88,263)	(2,489,762)	(263,544)
Issued for:-
Issued to acquire Blue Cree Co., Ltd.	20,000,000	0	0	0	0	0
Cancelled	(36,100,000)	0	0	0	0	0
Issued for investor relations services	150,000	54,000	0	0	0	54,000
Net loss for the period,		0	0	0	(80,219)	(80,219)
Balance at Dec. 31, 2010	14,522,727	2,358,954	9,527	(88,263)	(2,569,981)	(289,763)
Issued for:-
Net loss for the year,.		$ 0	$ 0	$ 0	$ (124,987)	$ (124,987)
Balance at Dec. 31, 2011	14,522,727	2,358,954	9,527	(88,263)	(2,694,968)	(414,750)